Capitalized Software Development Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Capitalized Computer Software, Net [Abstract]
Schedule Of Capitalized Software Development Costs [Table Text Block]
Capitalized software development costs consist of the following as of:

	March 31, 2014	December 31, 2013
Capitalized software development costs	$746	$746
Less accumulated amortization	(398)	(353)
Total capitalized software development costs, net	$348	$393

Capitalized software development costs consist of the following as of December 31:

	2013	2012
Capitalized software development costs	$746	$2,865
Less accumulated amortization	(353)	(2,535)
Change in foreign currency exchange rates	-	(29)
Net capitalized software development costs	$393	$301